27 Benefits offered to team members (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Short-term benefits	R$ 422,013	R$ 390,848	R$ 331,760
Health Care [Member]
Disclosure of defined benefit plans [line items]
Short-term benefits	181,466	162,338	140,553
Private Pension [Member]
Disclosure of defined benefit plans [line items]
Short-term benefits	90,687	84,525	67,008
Transport [Member]
Disclosure of defined benefit plans [line items]
Short-term benefits	67,761	64,714	58,825
Feeding [Member]
Disclosure of defined benefit plans [line items]
Short-term benefits	35,677	33,537	30,916
Life Insurance [Member]
Disclosure of defined benefit plans [line items]
Short-term benefits	7,997	5,964
Training [Member]
Disclosure of defined benefit plans [line items]
Short-term benefits	26,261	27,463	18,285
Other [Member]
Disclosure of defined benefit plans [line items]
Short-term benefits	R$ 12,164	R$ 12,307	R$ 16,173